Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	LEGG MASON GLOBAL ASSET MANAGEMENT TRUST
Prospectus Date	rr_ProspectusDate	Dec. 13, 2021
Document Creation Date	dei_DocumentCreationDate	Dec. 13, 2021